12. Tangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Tangible assets in the consolidated balance sheets

The detail, by class of asset, of the tangible assets in the consolidated balance sheets is as follows:

Thousand of reais
Cost	Land and buildings	IT equipment and fixtures	Furniture and vehicles	Leased Fixed Assets	Others	Total
Balance at December 31, 2017	2,649,312	4,288,216	7,830,143	-	3,759	14,771,430
Additions	2,534	449,489	941,895	-	381	1,394,299
Additions resulting mergers	-	1,368	463		-	1,831
Write-off	(18,230)	(162,497)	(199,877)	-	-	(380,604)
Change in scope of consolidation	99,759	19,517	17,749		1,302	138,327
Transfers	45,663	32,232	640,758	-	(3,759)	714,894
Balance at December 31, 2018	2,779,038	4,628,325	9,231,131	-	1,683	16,640,177

Initial adoption IFRS 16	-	-	-	2,465,750	-	2,465,750
Additions	85,333	826,685	1,012,395	-	370	1,924,783
Additions resulting mergers	-	-	-	689,982	-	689,982
Cancellation of lease agreements	-	-	-	(72,951)	-	(72,951)
Write-off	(17,041)	(122,926)	(122,279)			(262,246)
Change in scope of consolidation	-	-	-	-	-	-
Transfers	(7,160)	13,236	51,445	-	-	57,521
Balance at December 31, 2019	2,840,170	5,345,320	10,172,692	3,082,781	2,053	21,443,016

Initial adoption IFRS 16	-	-	-	-	-	-
Additions	8,831	559,388	667,704	-	-	1,235,923
Additions by Company Acquisition	-	-	-	738,603	-	738,603
Cancellation of lease agreements	-	-	-	(246,308)		(246,308)
Write-off	(23,771)	(2,241,220)	(416,600)	-	-	(2,681,591)
Change in scope of consolidation	-	-	-	-	-	-
Transfers	(8,485)	120,158	39,861	-	(806)	150,728
Balance at December 31, 2020	2,816,745	3,783,646	10,463,657	3,575,076	1,247	20,640,371

Accumulated depreciation	Land and buildings	IT equipment and fixtures	Furniture and vehicles	Leased Fixed Assets	Others	Total
Balance at December 31, 2017	(629,250)	(3,291,697)	(4,332,047)	-	-	(8,252,994)
Additions	(82,714)	(484,629)	(649,361)	-	-	(1,216,704)
Additions resulting mergers	-	(978)	(196)	-	-	(1,174)
Write-off	8,816	140,332	109,447	-	-	258,595
Transfers	(52,094)	(76,292)	(631,965)	-	-	(760,351)
Balance at December 31, 2018	(760,844)	(3,714,712)	(5,511,258)	-	-	(9,986,814)

Additions	(93,455)	(482,256)	(730,993)	(564,132)	-	(1,870,836)
Additions by Company Acquisition	10,517	148,486	65,016	8,316	-	232,335
Write-off	15,091	10,272	(9,183)	-	-	16,180
Change in scope of consolidation	-	-	-	-	-	-
Transfers	-	-	-	-	-	-
Balance at December 31, 2019	(828,691)	(4,038,210)	(6,186,418)	(555,816)	-	(11,609,135)

Additions	(86,954)	(537,908)	(846,881)	(568,062)	-	(2,039,805)
Write-off	11,020	2,263,857	359,618	-	-	2,634,495
Transfers	1,765	66,717	(88,612)	-	-	(20,130)
Additions by Company Acquisition	-	-	-	-	-	-
Change in scope of consolidation	-	-	-	-	-	-
Balance at December 31, 2020	(902,860)	(2,245,544)	(6,762,293)	(1,123,878)	-	(11,034,575)

Losses from non-recovery (impairment)
Balance at December 31, 2017	(3,247)	-	(5,306)	-	-	(8,553)
Impacts on results	(10,607)	-	(49,556)	-	-	(60,163)
Transfers	(5)	-	4,333	-	-	4,328
Balance at December 31, 2018	(13,859)	-	(50,529)	-	-	(64,388)

Impacts on results	(587)	-	13,050	-	-	12,463
Transfers	-	-	-	-	-	-
Balance at December 31, 2019	(14,446)	-	(37,479)	-	-	(51,925)

Impacts on results	(11,162)	-	7,789	-	(13,387)	(16,760)
Transfers	-	-	-	-	-	-
Balance at December 31, 2020	(25,608)	-	(29,690)	-	(13,387)	(68,685)

Carrying amount
Balance at December 31, 2018	2,004,335	913,613	3,669,344	-	1,683	6,588,975
Balance at December 31, 2019	1,997,033	1,307,110	3,948,795	2,526,965	2,053	9,781,956
Balance at December 31, 2020	1,888,277	1,538,102	3,671,674	2,451,198	(12,140)	9,537,111